RESTATEMENT OF PREVIOUSLY ISSUED BALANCE SHEET (Details) - USD ($)			9 Months Ended
		Mar. 02, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Nov. 12, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets upon redemption of common stock subject to possible redemption		$ 5,000,001	$ 5,000,001
Reclassification Of Permanent Equity Into Temporary Equity.		31,625,000
Total assets		$ 319,562,536	317,700,372			$ 171,634
Total liabilities		35,004,435	35,205,585			165,584
Temporary equity (Class A ordinary shares subject to possible redemption)		316,250,000
Permanent equity:
Warrant liability		22,818,749	23,591,000
Total liabilities		35,004,435	35,205,585			165,584
Common stock		791
Additional paid-in capital		0				24,209
Accumulated deficit		$ (31,692,690)	(33,776,390)			(18,950)		$ 2,915,213
Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification Of Permanent Equity Into Temporary Equity.		1,387,316
Class B Common Stock
Permanent equity:
Common stock	[1]		$ 791			$ 791	[2],[3]
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		$ 319,562,536		$ 318,156,764	$ 318,615,345
Total liabilities		35,004,435		31,061,723	33,989,034
Temporary equity (Class A ordinary shares subject to possible redemption)		316,250,000		316,266,316	316,256,122
Permanent equity:
Total liabilities		35,004,435		31,061,723	33,989,034
Accumulated deficit		(31,692,690)		(29,172,750)	(31,630,602)
As Restated | Class B Common Stock
Permanent equity:
Common stock		$ 791		791	791
As Previously Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification Of Permanent Equity Into Temporary Equity.		30,237,684
Total assets		$ 319,562,536		318,156,764	318,615,345
Total liabilities		35,004,435		31,061,723	33,989,034
Temporary equity (Class A ordinary shares subject to possible redemption)		279,558,090		282,095,033	279,626,302
Permanent equity:
Total liabilities		35,004,435		31,061,723	33,989,034
Additional paid-in capital		5,850,752		3,313,835	5,782,541
Accumulated deficit		851,900		1,685,040	(783,690)
As Previously Restated | Class A Common Stock
Permanent equity:
Common stock		368		342	367
As Previously Restated | Class B Common Stock
Permanent equity:
Common stock		$ 791		791	791
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification Of Permanent Equity Into Temporary Equity.		1,387,316
Temporary equity (Class A ordinary shares subject to possible redemption)		$ 36,691,910		34,171,283	36,629,820
Permanent equity:
Additional paid-in capital		(5,850,752)		(3,313,835)	(5,782,541)
Accumulated deficit		(30,840,790)		(30,857,790)	(30,846,912)
Adjustments | Class A Common Stock
Permanent equity:
Common stock		$ (368)		$ (342)	$ (367)
Adjustments | Reclassification Of Permanent Equity Into Temporary Equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification Of Permanent Equity Into Temporary Equity.			3,669,191
Permanent equity:
Additional paid-in capital			$ 5,900,000
Accumulated deficit			$ 30,800,000

[1]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.
[2]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[3]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).